Property, Plant and Equipment - Disclosure of Property, Plant and Equipment (Detail) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	$ 63,621	$ 78,846
Additions to tangible assets	556	945
Disposal of tangible assets	(326)	(90)
Reclassification	1	23
Depreciation expense	(4,872)	(2,827)
Translation adjustments	252	(327)
Ending balance	59,231	76,523
Gross value at end of period	97,318	105,955
Accumulated depreciation and impairment at end of period	(38,087)	(29,432)
Land and Buildings [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	9,321	14,733
Additions to tangible assets	0	78
Disposal of tangible assets	(172)	0
Reclassification	(290)	(78)
Depreciation expense	(948)	(571)
Translation adjustments	171	(212)
Ending balance	8,661	14,106
Gross value at end of period	18,193	22,227
Accumulated depreciation and impairment at end of period	(9,532)	(8,121)
Technical Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	51,072	58,072
Additions to tangible assets	15	23
Disposal of tangible assets	(152)	54
Reclassification	(81)	(1,254)
Depreciation expense	(3,570)	(2,139)
Translation adjustments	51	(71)
Ending balance	47,497	57,146
Gross value at end of period	73,035	76,379
Accumulated depreciation and impairment at end of period	(25,537)	(19,233)
Fixtures, Fittings and Other Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	2,277	3,109
Additions to tangible assets	11	96
Disposal of tangible assets	(1)	(143)
Reclassification	0	(8)
Depreciation expense	(354)	(117)
Translation adjustments	12	(19)
Ending balance	1,946	2,933
Gross value at end of period	4,963	5,012
Accumulated depreciation and impairment at end of period	(3,018)	(2,078)
Assets Under Construction [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	952	2,932
Additions to tangible assets	529	793
Disposal of tangible assets	0	0
Reclassification	372	1,362
Depreciation expense	0	0
Translation adjustments	18	(25)
Ending balance	1,127	2,338
Gross value at end of period	1,127	2,338
Accumulated depreciation and impairment at end of period	$ 0	$ 0